Financing Agreements - Securitized Debt (Details)	Dec. 31, 2021	Dec. 31, 2020
Asset-backed Securities, Securitized Loans and Receivables
Debt Instrument [Line Items]
Weighted average fixed rate for Senior Bonds issued	1.58%	2.11%